Direct Voyage Expenses and Vessel Operating Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Direct Voyage Expenses [Abstract]
Bunkers	$ 1,087	$ 6,563	$ 10,736
Port expenses	123	888	1,609
Commissions	1	243	266
Other	63	341	976
Total	1,274	8,035	13,587
Vessel Operating Expenses [Abstract]
Crew wages and related costs	700	5,624	13,670
Chemicals and lubricants	72	862	2,831
Repairs and maintenance	65	2,594	6,592
Insurance	169	1,233	2,791
Miscellaneous expenses	0	773	1,099
Total	$ 1,006	$ 11,086	$ 26,983